Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair value of assets measured on recurring basis
The following table presents the balance and level in the fair value hierarchy for assets and liabilities that are measured at fair value on a recurring basis.

	September 30, 2018
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$488	$—	$—	$488
U.S. government and agency securities	—	207,293	—	207,293
Municipal bonds	—	22,978	—	22,978
Corporate debt securities	—	184,695	—	184,695
Mortgage-backed securities
Agency pass-through certificates	—	896,041	—	896,041
Commercial MBS	—	3,462	—	3,462
Total Available-for-sale securities	488	1,314,469	—	1,314,957
Interest rate contracts	—	12,731	—	12,731
Commercial loan hedges	—	3,857	—	3,857
Borrowing hedges	—	22,250	—	22,250
Total Financial Assets	$488	$1,353,307	$—	$1,353,795

Financial Liabilities
Interest rate contracts	$—	$12,731	$—	$12,731
Total Financial Liabilities	$—	$12,731	$—	$12,731

There were no transfers between, into and/or out of Levels 1, 2 or 3 during the year ended September 30, 2018.

	September 30, 2017
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$522	$—	$—	$522
U.S. government and agency securities	—	211,077	—	211,077
Municipal bonds	—	26,624	—	26,624
Corporate debt securities	—	185,298	—	185,298
Mortgage-backed securities
Agency pass-through certificates	—	834,297	—	834,297
Commercial MBS	—	8,391	—	8,391
Total Available-for-sale securities	522	1,265,687	—	1,266,209
Interest rate contracts	—	1,139	—	1,139
Total Financial Assets	$522	$1,266,826	$—	$1,267,348

Financial Liabilities
Interest rate contracts	$—	$1,139	$—	$1,139
Commercial loan hedges	—	174	—	174
Borrowing hedges	—	1,693	—	1,693
Total Financial Liabilities	$—	$3,006	$—	$3,006
There were no transfers between, into and/or out of Level 1, 2 or 3 during the year ended September 30, 2017.

Aggregated balance of assets measured at estimated fair value on a nonrecurring basis and total losses resulting from those fair value adjustments
The following table presents the recorded balance of assets that were measured at estimated fair value on a nonrecurring basis for the periods presented, and the total gains (losses) resulting from those fair value adjustments for the periods presented. These estimated fair values are shown gross of estimated selling costs:

	September 30, 2018				Three Months Ended September 30, 2018	Twelve Months Ended September 30, 2018
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Impaired loans (1)	$—	$—	$16,500	$16,500	$(707)	$(4,800)
Real estate owned (2)	—	—	7,455	7,455	(126)	(782)
Balance at end of period	$—	$—	$23,955	$23,955	$(833)	$(5,582)
 ___________________

(1)	The gains (losses) represent remeasurements of collateral-dependent impaired loans.

(2)	The gains (losses) represent aggregate writedowns and charge-offs on real estate owned.

	September 30, 2017				Three Months Ended September 30, 2017	Twelve Months Ended September 30, 2017
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Impaired loans (1)	$—	$—	$9,088	$9,088	$(250)	$(1,916)
Real estate owned (2)	—	—	12,662	12,662	(376)	(1,463)
Balance at end of period	$—	$—	$21,750	$21,750	$(626)	$(3,379)
 ___________________

(1)	The gains (losses) represent remeasurements of collateral-dependent impaired loans.

(2)	The gains (losses) represent aggregate writedowns and charge-offs on real estate owned.

Fair value of financial instruments by balance sheet grouping
Although management is not aware of any factors that would materially affect the estimated fair value amounts presented below, such amounts have not been comprehensively revalued for purposes of these financial statements since the dates shown, and therefore, estimates of fair value subsequent to those dates may differ significantly from the amounts presented below.

		September 30, 2018		September 30, 2017
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$268,650	$268,650	$313,070	$313,070
Available-for-sale securities:
Equity securities	1	488	488	522	522
U.S. government and agency securities	2	207,293	207,293	211,077	211,077
Municipal bonds	2	22,978	22,978	26,624	26,624
Corporate debt securities	2	184,695	184,695	185,298	185,298
Mortgage-backed securities
Agency pass-through certificates	2	896,041	896,041	834,297	834,297
Commercial MBS	2	3,462	3,462	8,391	8,391
Total available-for-sale securities		1,314,957	1,314,957	1,266,209	1,266,209
Held-to-maturity securities:
Mortgage-backed securities
Agency pass-through certificates	2	1,610,420	1,533,742	1,646,856	1,635,913
Other debt securities		15,000	15,028	—	—
Total held-to-maturity securities		1,625,420	1,548,770	1,646,856	1,635,913

Loans receivable	3	11,477,081	11,556,325	10,882,622	11,247,586
FHLB and FRB stock	2	127,190	127,190	122,990	122,990
Other assets - interest rate contracts	2	12,731	12,731	1,139	1,139
Other assets - commercial loan hedges	2	3,857	3,857	—	—
Other assets - borrowing hedges	2	22,250	22,250	—	—

Financial liabilities
Customer accounts	2	11,387,146	10,882,862	10,835,008	10,411,686
FHLB advances and other borrowings	2	2,330,000	2,316,964	2,225,000	2,266,791
Other liabilities - interest rate contracts	2	12,731	12,731	1,139	1,139
Other liabilities - commercial loan hedges	2	—	—	174	174
Other liabilities - long term borrowing hedges	2	—	—	1,693	1,693
The following table presents the fair value and balance sheet classification of derivatives outstanding.

	Asset Derivatives				Liability Derivatives
	September 30, 2018		September 30, 2017		September 30, 2018		September 30, 2017
(In thousands)	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value
Interest rate contracts	Other assets	$12,731	Other assets	$1,139	Other liabilities	$12,731	Other liabilities	$1,139
Commercial loan hedges	Other assets	3,857	Other assets	—	Other liabilities	—	Other liabilities	174
Borrowing hedges	Other assets	22,250	Other assets	—	Other liabilities	—	Other liabilities	1,693
		$38,838		$1,139		$12,731		$3,006